UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21502

RMR HOSPITALITY AND REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR Hospitality and Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Hugh Carter
State Street Bank and Trust Company
2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Thomas Reyes, Esq.
State Street Bank and Trust Company
2 Avenue De Lafayette, 6th Floor
Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments.

RMR Hospitality and Real Estate Fund

Portfolio of Investments – September 30, 2006 (unaudited)

Company	Shares	Value
Common Stocks — 86.4%
Real Estate Investment Trusts — 83.1%
Apartments — 2.5%
Apartment Investment & Management Co.	8,200	$446,162
Associated Estates Realty Corp.	5,600	86,632
BNP Residential Properties, Inc.	16,000	380,000
Home Properties, Inc.	5,500	314,380
United Dominion Realty Trust, Inc.	10,100	305,020
		1,532,194

Diversified — 22.6%
Centracore Properties Trust	14,150	449,262
Colonial Properties Trust	80,200	3,834,362
Cousins Properties, Inc.	10,000	342,100
Crescent Real Estate Equities Co.	163,500	3,565,935
iStar Financial, Inc.	6,000	250,200
Lexington Corporate Properties Trust	96,400	2,041,752
Liberty Property Trust	24,000	1,146,960
National Retail Properties, Inc.	89,850	1,940,760
Newkirk Realty Trust, Inc.	8,000	131,840
Spirit Finance Corp.	12,500	145,125
Washington Real Estate Investment Trust	300	11,940
		13,860,236
Health Care — 9.7%
Health Care Property Investors, Inc.	6,770	210,209
Health Care REIT, Inc.	49,150	1,966,491
Healthcare Realty Trust, Inc.	4,300	165,163
Medical Properties Trust, Inc.	17,050	228,300
Nationwide Health Properties, Inc.	86,000	2,299,640
OMEGA Healthcare Investors, Inc.	2,000	30,020
Universal Health Realty Income Trust	5,000	179,250
Windrose Medical Properties Trust	50,100	885,768
		5,964,841

Hospitality — 4.2%
Ashford Hospitality Trust, Inc.	34,000	405,620
Eagle Hospitality Properties Trust, Inc.	41,000	381,300
Entertainment Properties Trust	18,800	927,216
Equity Inns, Inc.	8,000	127,360
Hersha Hospitality Trust	33,100	317,760
Highland Hospitality Corp.	7,000	100,310
Innkeepers USA Trust	9,000	146,610
Winston Hotels, Inc.	17,000	209,440
		2,615,616
Industrial — 9.2%
EastGroup Properties, Inc.	4,000	199,440
First Industrial Realty Trust, Inc.	109,160	4,803,040
ProLogis	11,000	627,660
		5,630,140

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks — continued
Real Estate Investment Trusts — continued
Mortgage — 3.6%
American Mortgage Acceptance Co.	13,400	$241,736
Arbor Realty Trust, Inc.	1,100	28,116
Crystal River Capital, Inc. (a)	16,900	386,672
KKR Financial Corp.	2,000	49,080
New Century Financial Corp.	5,000	196,550
Newcastle Investment Corp.	17,600	482,416
NovaStar Financial, Inc.	24,000	700,560
Thornburg Mortgage, Inc.	5,000	127,350
		2,212,480

Office — 16.0%
American Financial Realty Trust	9,500	106,020
Brandywine Realty Trust	44,000	1,432,200
Columbia Equity Trust, Inc.	3,000	49,950
Corporate Office Properties Trust	11,500	514,740
Equity Office Properties Trust	50,000	1,988,000
Glenborough Realty Trust, Inc.	87,400	2,248,802
Highwoods Properties, Inc.	45,000	1,674,450
Maguire Properties, Inc.	4,000	162,960
Reckson Associates Realty Corp.	38,000	1,626,400
		9,803,522

Other Financial Services — 0.1%
Friedman Billings Ramsey Group, Inc.	5,000	40,150

Retail — 9.8%
CBL & Associates Properties, Inc.	6,000	251,460
Glimcher Realty Trust	23,400	579,852
Heritage Property Investment Trust	80,400	2,931,384
New Plan Excel Realty Trust	46,270	1,251,603
Realty Income Corp.	12,200	301,462
Taubman Centers, Inc.	2,000	88,840
The Mills Corp.	36,100	603,231
Urstadt Biddle Properties, Inc.	800	14,536
		6,022,368
Specialty — 4.7%
Getty Realty Corp.	34,000	995,520
Trustreet Properties, Inc.	153,200	1,916,532
		2,912,052
Storage — 0.7%
Sovran Self Storage, Inc.	8,100	449,955
Total Real Estate Investment Trusts (Cost $42,264,412)		51,043,554
Other — 3.3%
American Capital Strategies, Ltd.	16,000	631,520
Iowa Telecommunication Services, Inc.	25,800	510,582
Morgans Hotel Group (b)	9,311	116,388
Seaspan Corp.	33,400	750,832
Total Other (Cost $1,698,770)		2,009,322
Total Common Stocks (Cost $43,963,182)		53,052,876

See notes to portfolio of investments.

	Shares or
Company	Principal Amount	Value
Preferred Stocks — 42.3%
Real Estate Investment Trusts — 42.3%
Apartments — 1.0%
Apartment Investment & Management Co., Series U	24,000	$608,880

Diversified — 2.5%
Colonial Properties Trust, Series E	23,067	584,748
Digital Realty Trust, Inc., Series A	15,000	389,250
LBA Realty LLC, Series B	30,000	560,100
		1,534,098

Health Care — 4.2%
Health Care REIT, Inc., Series F	40,000	1,028,400
LTC Properties, Inc., Series F	40,000	1,002,800
Windrose Medical Properties Trust, Series A (c)	20,000	560,000
		2,591,200

Hospitality — 24.0%
Ashford Hospitality Trust, Series A	46,000	1,184,500
Eagle Hospitality Properties Trust, Inc., Series A	28,000	718,480
FelCor Lodging Trust, Inc., Series C	60,000	1,494,600
Hersha Hospitality Trust, Series A	40,000	1,038,400
Highland Hospitality Corp., Series A	160,000	3,984,000
Host Marriott Corp., Series E	100,000	2,647,000
Innkeepers USA Trust, Series C	27,000	683,640
LaSalle Hotel Properties, Series E	5,000	129,000
Strategic Hotels & Resorts, Inc., Series C	20,000	513,000
Winston Hotels, Inc., Series B	95,000	2,385,450
		14,778,070
Manufactured Homes — 0.4%
Affordable Residential Communities, Series A	9,600	228,240

Mortgage — 1.8%
HomeBanc Corp., Series A	25,000	631,500
New Century Financial Corp., Series A	20,000	490,000
		1,121,500

Office — 8.0%
Alexandria Real Estate Equities, Inc., Series C	120,000	3,144,000
SL Green Realty Corp., Series D	70,000	1,784,300
		4,928,300

Retail — 0.4%
The Mills Corp., Series E	1,800	37,332
The Mills Corp., Series G	10,000	194,100
		231,432
Total Preferred Stocks (Cost $25,388,814)		26,021,720
Debt Securities — 8.7%
Hospitality — 8.7%
American Real Estate Partners LP, 8.125%, 06/01/2012	$2,000,000	2,050,000
FelCor Lodging LP, 9.00%, 06/01/2011 (d)	1,600,000	1,694,000
Six Flags, Inc., 9.75%, 04/15/2013	1,760,000	1,584,000
Total Debt Securities (Cost $5,254,226)		5,328,000
Short-Term Investments — 3.9%
Other Investment Companies — 3.9%
SSgA Money Market Fund, 4.95% (e) (Cost $2,394,450)	2,394,450	2,394,450

See notes to portfolio of investments.

Total Investments — 141.3% (Cost $77,000,672) (f)	$86,797,046
Other assets less liabilities — 4.3%	2,610,553
Preferred Shares, at liquidation preference — (45.6)%	(28,000,000)
Net Assets applicable to common shareholders — 100%	$61,407,599

Notes to Portfolio of Investments

(a)	Non-income producing security as first dividend paid subsequent to September 30, 2006.
(b)	Non-income producing security.
(c)	Convertible into common stock.
(d)	Also a Real Estate Investment Trust.
(e)	Rate reflects 7 day yield as of September 30, 2006.
(f)

Although subject to adjustments to the extent 2006 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2006, are as follows:

Cost	$77,000,672

Gross unrealized appreciation	$11,610,506
Gross unrealized depreciation	(1,814,132)
Net unrealized appreciation	$9,796,374

Reference should be made to the Fund’s financial statements for the year ended December 31, 2005, and six months ended June 30, 2006, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR HOSPITALITY AND REAL ESTATE FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 16, 2006

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 16, 2006